Reinsurance (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts	$ 684	$ 704	$ 739